Restructuring and Related Charges (Schedule of Restructuring and Related Charges by Segment) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	$ 21.7	$ 6.9	$ 29.8	$ 7.9	$ 35.8	$ 19.2	$ 10.0
Less: accelerated depreciation	0	(0.5)	(0.1)	(1.3)	(2.6)	(8.0)	(1.6)
Restructuring charges, net	21.7	6.4	29.7	6.6	33.2	11.2	8.4
Specialty Pharmaceuticals
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	2.7	5.9	2.7	6.6	16.4	11.3	6.5
Global Medical Imaging
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	18.5	1.0	26.6	1.3	16.4	7.9	3.8
Corporate
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	$ 0.5	$ 0	$ 0.5	$ 0	$ 3.0	$ 0	$ (0.3)